Fair Value Measurements (Details) - Schedule of key inputs into the Black-Scholes model for the private placement warrants - Stable Road Acquisition Corp [Member] - $ / shares	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of key inputs into the Black-Scholes model for the private placement warrants [Line Items]
Risk-free interest rate	0.89%	1.73%	1.74%	0.31%
Holding period (years)	5 years 1 month 13 days	5 years 3 months	5 years 3 months	5 years 3 months
Volatility	25.00%	25.00%	25.00%	25.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Underlying value	$ 13.97	$ 9.50	$ 9.96	$ 10.08